UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter:	Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments:

Putnam New Opportunities Fund
The fund's portfolio
3/31/08 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Omnicom Group, Inc. (S)	474,400	$20,958,992

Aerospace and Defense (3.5%)
Aerovironment, Inc. (NON) (S)	167,800	3,431,510
Boeing Co. (The)	665,551	49,497,028
DRS Technologies, Inc.	115,600	6,737,168
Lockheed Martin Corp.	278,900	27,694,770
Precision Castparts Corp.	120,600	12,310,848
Raytheon Co.	282,300	18,239,403
		117,910,727

Airlines (0.4%)
AMR Corp. (NON) (S)	610,504	5,506,746
Continental Airlines, Inc. Class B (NON) (S)	333,600	6,415,128
		11,921,874

Automotive (0.5%)
AutoZone, Inc. (NON)	139,844	15,918,443

Banking (0.1%)
Umpqua Holdings Corp.	163,402	2,534,365

Beverage (1.9%)
PepsiCo, Inc.	811,816	58,613,115
Tsingtao Brewery Co., Ltd. ADR (China)	128,700	3,764,475
		62,377,590

Biotechnology (3.7%)
American Oriental Bioengineering, Inc. (China) (NON)	729,900	5,912,190
Applera Corp.-Applied Biosystems Group (S)	180,600	5,934,516
Genzyme Corp. (NON)	483,059	36,007,218
Gilead Sciences, Inc. (NON) (S)	1,094,000	56,373,820
Illumina, Inc. (NON) (S)	66,500	5,047,350
Invitrogen Corp. (NON) (S)	68,000	5,811,960
LifeCell Corp. (NON) (S)	153,400	6,447,402
		121,534,456

Building Materials (0.6%)
Sherwin-Williams Co. (The)	303,400	15,485,536
Stanley Works (The)	122,400	5,828,688
		21,314,224

Chemicals (4.4%)
Celanese Corp. Ser. A	578,900	22,606,045
CF Industries Holdings, Inc.	60,300	6,248,286
Koppers Holdings, Inc.	139,100	6,163,521
Monsanto Co.	416,024	46,386,676
Mosaic Co. (The) (NON)	214,792	22,037,659
Potash Corp. of Saskatchewan (Canada)	132,300	20,534,283
Sigma-Adrich Corp. (S)	262,318	15,647,269
Terra Industries, Inc. (NON) (S)	167,900	5,965,487
		145,589,226

Coal (0.5%)
Massey Energy Co. (S)	464,382	16,949,943

Commercial and Consumer Services (0.6%)
Chemed Corp.	71,800	3,029,960
Maximus, Inc. (S)	182,800	6,710,588
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	189,900	4,282,245
Visa, Inc. Class A (NON)	120,070	7,487,565
		21,510,358

Communications Equipment (3.5%)
Cisco Systems, Inc. (NON) (S)	3,273,415	78,856,567
Comtech Telecommunications Corp. (NON) (S)	100,000	3,900,000
F5 Networks, Inc. (NON)	736,224	13,377,190
Harris Corp.	127,900	6,206,987
Juniper Networks, Inc. (NON) (S)	531,300	13,282,500
		115,623,244

Computers (6.3%)
ANSYS, Inc. (NON) (S)	193,400	6,676,168
Apple Computer, Inc. (NON)	545,229	78,240,362
Hewlett-Packard Co. (S)	1,377,583	62,900,440
IBM Corp.	225,744	25,992,164
Nuance Communications, Inc. (NON) (S)	374,400	6,518,304
Seagate Technology (Cayman Islands) (S)	1,183,000	24,772,020

Teradata Corp. (NON)	161,600	3,564,896
		208,664,354

Conglomerates (1.2%)
Danaher Corp. (S)	146,590	11,145,238
Honeywell International, Inc.	401,820	22,670,684
Walter Industries, Inc.	105,600	6,613,728
		40,429,650

Consumer (0.4%)
Black & Decker Manufacturing Co. (S)	80,600	5,327,660
Fossil, Inc. (NON)	321,608	9,821,908
		15,149,568

Consumer Goods (2.1%)
Chattem, Inc. (NON) (S)	88,500	5,871,090
Procter & Gamble Co. (The) (S)	899,702	63,042,119
		68,913,209

Consumer Services (0.4%)
FTI Consulting, Inc. (NON)	99,000	7,032,960
Sapient Corp. (NON)	927,300	6,454,008
		13,486,968

Electric Utilities (1.4%)
Edison International	516,700	25,328,634
Exelon Corp. (S)	245,556	19,956,336
		45,284,970

Electrical Equipment (1.3%)
Emerson Electric Co.	504,900	25,982,154
Molex, Inc.	424,000	9,819,840
Vestas Wind Systems A/S (Denmark) (NON)	82,000	8,956,816
		44,758,810

Electronics (3.6%)
Altera Corp. (S)	1,072,113	19,759,043
Analog Devices, Inc.	333,900	9,856,728
ARM Holdings PLC ADR (United Kingdom) (S)	726,765	3,830,052
Intel Corp.	2,975,363	63,018,188
NVIDIA Corp. (NON)	804,617	15,923,370
Varian, Inc. (NON)	122,800	7,112,576
		119,499,957

Energy (4.2%)
Basic Energy Services, Inc. (NON) (S)	274,000	6,049,920
Cameron International Corp. (NON) (S)	382,800	15,939,792
Grey Wolf, Inc. (NON)	886,900	6,013,182
Halliburton Co. (S)	511,300	20,109,429
National-Oilwell Varco, Inc. (NON) (S)	303,100	17,694,978
Noble Corp. (S)	328,000	16,291,760
Pride International, Inc. (NON)	168,000	5,871,600
Rowan Cos., Inc. (S)	151,200	6,226,416
Schlumberger, Ltd.	438,711	38,167,857
Superior Energy Services (NON)	152,500	6,042,050
		138,406,984

Energy (Other) (0.4%)
Akeena Solar, Inc. (NON) (S)	251,900	1,937,111
JA Solar Holdings Co., Ltd. ADR (China) (NON) (S)	338,100	6,288,660
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	245,600	2,961,936
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	79,500	3,224,520
		14,412,227

Engineering & Construction (1.4%)
Fluor Corp. (S)	161,969	22,863,544
Jacobs Engineering Group, Inc. (NON)	83,900	6,174,201
McDermott International, Inc. (NON)	332,554	18,230,610
		47,268,355

Environmental (0.4%)
Foster Wheeler, Ltd. (NON) (S)	236,200	13,373,644

Financial (0.9%)
Assurant, Inc.	170,300	10,364,458
Interactive Data Corp.	203,700	5,799,339
JPMorgan Chase & Co.	304,513	13,078,833
		29,242,630

Food (0.9%)
Bunge, Ltd. (S)	138,700	12,050,256
Del Monte Foods Co.	208,533	1,987,319
Wrigley (Wm.) Jr. Co.	237,336	14,914,194
		28,951,769

Gaming & Lottery (0.1%)

Bally Technologies, Inc. (NON)	76,000	2,609,840

Health Care Services (3.4%)
Aetna, Inc.	372,900	15,695,361
Amedisys, Inc. (NON) (S)	104,200	4,099,228
AMERIGROUP Corp. (NON) (S)	657,726	17,975,652
Apria Healthcare Group, Inc. (NON) (S)	193,200	3,815,700
Centene Corp. (NON) (S)	292,200	4,073,268
Charles River Laboratories International, Inc. (NON)	99,000	5,835,060
Coventry Health Care, Inc. (NON) (S)	142,610	5,754,314
Henry Schein, Inc. (NON) (S)	327,400	18,792,760
Humana, Inc. (NON)	106,500	4,777,590
Laboratory Corp. of America Holdings (NON) (S)	240,842	17,745,239
Lincare Holdings, Inc. (NON)	297,569	8,364,665
Sun Healthcare Group, Inc. (NON)	291,200	3,826,368
WellCare Health Plans, Inc. (NON)	87,200	3,396,440
		114,151,645

Insurance (0.5%)
American International Group, Inc.	210,728	9,113,986
Arch Capital Group, Ltd. (Bermuda) (NON)	96,700	6,640,389
		15,754,375

Investment Banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	130,200	21,533,778
Lazard, Ltd. Class A (Bermuda)	144,700	5,527,540
State Street Corp.	153,400	12,118,600
T. Rowe Price Group, Inc.	223,900	11,195,000
TD Ameritrade Holding Corp. (NON)	545,300	9,002,903
		59,377,821

Machinery (1.5%)
AGCO Corp. (NON)	225,136	13,481,144
Cummins, Inc.	126,000	5,899,320
Deere (John) & Co. (S)	104,600	8,414,024
Manitowoc Co., Inc. (The)	205,300	8,376,240
Terex Corp. (NON)	83,700	5,231,250
Timken Co.	244,100	7,254,652
		48,656,630

Manufacturing (0.2%)
Mettler-Toledo International, Inc. (NON)	70,500	6,846,960

Media (0.7%)
Viacom, Inc. Class B (NON)	617,057	24,447,798

Medical Technology (6.7%)
Baxter International, Inc.	790,358	45,698,500
Becton, Dickinson and Co.	370,862	31,838,503
C.R. Bard, Inc.	140,700	13,563,480
China Medical Technologies, Inc. ADR (China) (S)	148,000	6,081,320
DENTSPLY International, Inc. (S)	329,500	12,718,700
Edwards Lifesciences Corp. (NON)	197,800	8,811,990
Kinetic Concepts, Inc. (NON)	111,400	5,150,022
Medtronic, Inc.	880,401	42,584,996
Meridian Bioscience, Inc.	217,600	7,274,368
Millipore Corp. (NON)	76,400	5,150,124
Techne Corp. (NON) (S)	116,200	7,827,232
Varian Medical Systems, Inc. (NON) (S)	232,400	10,885,616
Waters Corp. (NON)	433,600	24,151,520
		221,736,371

Metals (4.2%)
Agnico-Eagle Mines, Ltd. (Canada) (S)	94,100	6,371,511
AK Steel Holding Corp.	381,700	20,772,114
Barrick Gold Corp. (Canada) (S)	402,900	17,506,005
Cleveland-Cliffs, Inc. (S)	54,500	6,530,190
Coeur d'Alene Mines Corp. (NON) (S)	1,190,200	4,808,408
Freeport-McMoRan Copper & Gold, Inc. Class B	301,300	28,991,086
Newmont Mining Corp. (S)	448,643	20,323,528
Nucor Corp.	488,100	33,063,894
		138,366,736

Oil & Gas (6.0%)
Comstock Resources, Inc. (NON)	148,400	5,980,520
Exxon Mobil Corp.	778,766	65,868,028
Frontier Oil Corp.	612,100	16,685,846
Holly Corp. (S)	124,800	5,417,568
Noble Energy, Inc.	181,300	13,198,640
Occidental Petroleum Corp. (S)	354,800	25,960,716
Penn West Energy Trust (Canada)	183,800	5,142,724
Petroleo Brasileiro SA ADR (Brazil)	260,386	26,588,014
Pioneer Drilling Co. (NON)	319,300	5,086,449
Tesoro Corp.	186,000	5,580,000
Unit Corp. (NON)	107,300	6,078,545
Western Refining, Inc.	161,340	2,173,250
XTO Energy, Inc.	267,580	16,552,499

		200,312,799

Pharmaceuticals (2.7%)
Cephalon, Inc. (NON)	84,000	5,409,600
Endo Pharmaceuticals Holdings, Inc. (NON)	539,800	12,922,812
Johnson & Johnson (S)	695,435	45,112,868
King Pharmaceuticals, Inc. (NON) (S)	465,700	4,051,590
Watson Pharmaceuticals, Inc. (NON)	708,689	20,778,761
		88,275,631

Publishing (0.2%)
Marvel Entertainment, Inc. (NON)	254,400	6,815,376

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	220,300	20,316,066

Real Estate (1.0%)
Jones Lang LaSalle, Inc.	80,500	6,225,870
NVR, Inc. (NON) (S)	12,900	7,707,750
Simon Property Group, Inc. (R)	195,000	18,117,450
		32,051,070

Regional Bells (0.4%)
Verizon Communications, Inc. (S)	367,338	13,389,470

Restaurants (2.4%)
Brinker International, Inc.	271,811	5,042,094
CBRL Group, Inc. (S)	153,200	5,479,964
Darden Restaurants, Inc.	171,300	5,575,815
Jack in the Box, Inc. (NON)	200,400	5,384,748
McDonald's Corp.	674,200	37,600,134
Yum! Brands, Inc. (S)	511,319	19,026,180
		78,108,935

Retail (3.7%)
Aeropostale, Inc. (NON) (S)	524,200	14,211,062
Barnes & Noble, Inc.	101,200	3,101,780
Big Lots, Inc. (NON)	291,400	6,498,220
BJ's Wholesale Club, Inc. (NON) (S)	353,623	12,620,805
CROCS, Inc. (NON) (S)	224,300	3,918,521
Dress Barn, Inc. (NON)	360,700	4,667,458
EZCORP, Inc. Class A (NON)	291,192	3,584,574
GameStop Corp. (NON)	122,100	6,313,791
Kroger Co.	560,300	14,231,620
NBTY, Inc. (NON)	192,000	5,750,400
Priceline.com, Inc. (NON) (S)	73,490	8,882,001
RadioShack Corp. (S)	423,200	6,877,000
Supervalu, Inc.	237,800	7,129,244
TJX Cos., Inc. (The) (S)	721,571	23,862,353
		121,648,829

Schools (0.4%)
Apollo Group, Inc. Class A (NON)	254,100	10,977,120
New Oriental Education & Technology Group ADR (China)
(NON) (S)	52,800	3,424,608
		14,401,728

Semiconductor (0.4%)
Atmel Corp. (NON)	1,231,200	4,284,576
Lam Research Corp. (NON)	177,200	6,772,584
Tessera Technologies, Inc. (NON)	148,200	3,082,560
		14,139,720

Software (7.4%)
Adobe Systems, Inc. (NON) (S)	719,181	25,595,652
Autodesk, Inc. (NON)	465,183	14,643,961
BEA Systems, Inc. (NON)	555,800	10,643,570
BMC Software, Inc. (NON) (S)	1,059,300	34,448,436
Cadence Design Systems, Inc. (NON) (S)	236,430	2,525,072
Informatica Corp. (NON)	445,000	7,591,700
JDA Software Group, Inc. (NON)	199,500	3,640,875
Microsoft Corp. (S) (SEG)	4,447,373	126,216,446
Oracle Corp. (NON) (S)	971,500	19,002,540
		244,308,252

Technology Services (3.8%)
Accenture, Ltd. Class A (Bermuda)	1,112,195	39,115,898
Blue Coat Systems, Inc. (NON) (S)	238,400	5,254,336
DST Systems, Inc. (NON) (S)	143,300	9,420,542
eBay, Inc. (NON)	618,600	18,459,024
Google, Inc. Class A (NON)	59,900	26,384,153
Ingram Micro, Inc. Class A (NON)	346,500	5,485,095
NetEase.com ADR (China) (NON) (S)	294,700	5,661,187
Salesforce.com, Inc. (NON) (S)	120,200	6,955,974
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	175,600	5,109,960
VeriSign, Inc. (NON)	159,900	5,315,076

		127,161,245

Telecommunications (1.2%)
Brightpoint, Inc. (NON)	541,460	4,526,606
GeoEye, Inc. (NON) (S)	119,200	3,098,008
InterDigital, Inc. (NON) (S)	222,300	4,403,763
NeuStar, Inc. Class A (NON)	387,660	10,265,237
NII Holdings, Inc. (NON)	135,700	4,312,546
Novatel Wireless, Inc. (NON) (S)	389,400	3,769,392
Premiere Global Services, Inc. (NON)	552,900	7,928,586
		38,304,138

Textiles (1.5%)
NIKE, Inc. Class B (S)	747,900	50,857,200

Tobacco (2.5%)
Altria Group, Inc.	721,000	16,006,200
Loews Corp. - Carolina Group	415,700	30,159,035
Philip Morris International, Inc. (NON)	721,000	36,468,180
		82,633,415

Waste Management (0.6%)
Republic Services, Inc.	354,507	10,365,785
Stericycle, Inc. (NON)	180,900	9,316,350
		19,682,135

Total common stocks (cost $3,401,232,659)		$3,286,340,722

SHORT-TERM INVESTMENTS (12.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.50% to 3.25% and
due dates ranging from April 1, 2008 to May 9, 2008 (d)	$362,772,724	$362,305,360
Putnam Prime Money Market Fund (e)	39,734,671	39,734,671

Total short-term investments (cost $402,040,031)		$402,040,031

TOTAL INVESTMENTS

Total investments (cost $3,803,272,690) (b)		$3,688,380,753

FUTURES CONTRACTS OUTSTANDING at 3/31/08 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	74	$2,649,940	Jun-08	$29,812
Russell 2000 Index Mini (Long)	15	1,035,000	Jun-08	13,838
S&P 500 Index (Long)	21	6,951,000	Jun-08	(14,349)

Total				$29,301

NOTES

(a) Percentages indicated are based on net assets of $3,316,280,540

(b) The aggregate identified cost on a tax basis is $3,804,575,956, resulting in gross unrealized appreciation and depreciation of $220,801,876 and $336,997,079, respectively, or net unrealized depreciation of $116,195,203.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2008, the value of securities loaned amounted to $353,466,450. The fund received cash collateral of $362,305,360 which is pooled with collateral of other Putnam funds into 55 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $492,670 for the period ended March 31, 2008. During the period ended March 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $544,811,457 and $528,082,840, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at March 31, 2008.

At March 31, 2008, liquid assets totaling $10,635,940 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 30, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 30, 2008